RELATED PARTIES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Investment properties		$ 4,172	$ 2,437	$ 1,358
BSREP IV
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate		10.00%
Subsidiary of BNRE | Preferred equity
Disclosure of transactions between related parties [line items]
Number of shares/units issued	$ 1,600
Brookfield Wealth Solutions (BWS) | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Investment properties		$ 750
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee percent		1.05%
Management fee expense		$ 193	178	195
Related party
Disclosure of transactions between related parties [line items]
Investment properties			$ 1,800	$ 695
Related party | Brookfield Wealth Solutions (BWS) | BSREP III
Disclosure of transactions between related parties [line items]
Investment properties		688
Related party | India REIT | BSREP III
Disclosure of transactions between related parties [line items]
Investment properties		$ 777